Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

As of December 31, 2017 and 2016, the Company’s assets and liabilities measured at fair value on a recurring basis are categorized in the tables below:

	December 31, 2017
	Total	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$10.9	$10.9	$-	$-
Total assets at fair value	$10.9	$10.9	$-	$-

Liabilities
Interest rate swap and floor(a)	$0.8	$-	$0.8	$-
Contingent consideration(a)	1.6	-	-	1.6
Total liabilities at fair value	$2.4	$-	$0.8	$1.6

(a)	Included in accounts payable and other current liabilities in the consolidated balance sheets.

	December 31, 2016
	Total	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$14.9	$14.9	$-	$-
Total assets at fair value	$14.9	$14.9	$-	$-

Liabilities
Interest rate swap and floor(a)	$2.3	$-	$2.3	$-
Contingent consideration(b)	8.5	-	-	8.5
Total liabilities at fair value	$10.8	$-	$2.3	$8.5

(a)	Included in accounts payable and other current liabilities and other noncurrent liabilities in the consolidated balance sheets.
(b)	Included in accounts payable and other current liabilities in the consolidated balance sheets.

Summary of Changes in Fair Value of Level 3 Liabilities

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 fair value measurements for the years ended December 31, 2016 and 2017.

(in millions)	December 31, 2015	Additions	December 31, 2016	Loss recognized in earnings from changes in fair value	Payments	Additions	December 31, 2017
Contingent consideration	$-	$8.5	$8.5	$0.3	$(12.6)	$5.4	$1.6